15. STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Stock Option

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contract Term (years)
Outstanding at January 1, 2012	176,667	$	$ 0.24	9.75
Granted under Blast merger	12,973		125.15
Granted	1,221,667		0.49
Exercised	(190,333)		0.46
Forfeited and cancelled	(2,768)		$381.63

Outstanding at December 31, 2012	1,218,206		$0.92	9.30

Exercisable at December 31, 2012	561,372		$1.44	9.20

Option activity during the year ended December 31, 2011 was:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at January 1, 2011	-	$-	-
Granted	176,667	0.24
Exercised	-	-
Forfeited and cancelled	-	-

Outstanding at December 31, 2011	176,667	$0.24	9.75

Exercisable at December 31, 2011	-	$-	-

Summary option outstanding and exercisable

Summary of options outstanding and exercisable as of December 31, 2012:

Exercise Price	Weighted Average Remaining Life (years)	Options Outstanding	Options Exercisable
$0.24	1.08	149,667	103,667
0.30	0.60	80,000	35,833
0.51	7.60	978,333	411,666
30.24	0.02	5,953	5,953
33.60	-	2,247	2,247
67.20	-	893	893
127.68	-	36	36
134.40	-	298	298
204.96	-	36	36
268.80	-	743	733
$0.24 to $268.80	9.30	1,218,206	561,372

Summary of options outstanding and exercisable as of December 31, 2011:

Exercise Price	Weighted Average Remaining Life (years)	Options Outstanding	Options Exercisable
$0.24	9.75	176,667	-

Schedule of Warrants

Warrant activity during the year ended December 31, 2012 was:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at January 1, 2012	193,334	$1.89	4.04
Granted under Blast merger	68,736	141.81
Granted	479,195	3.42
Exercised	(106,890)	1.56
Forfeited and cancelled	(744)	33.60

Outstanding at December 31, 2012	633,631	$18.25	2.43

Exercisable at December 31, 2012	633,631	$18.25	2.43

Warrant activity during the year ended December 31, 2011 was:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at January 1, 2011	-	$-	-
Granted	193,334	1.89	4.04
Exercised	-	-
Forfeited and cancelled	-	-

Outstanding at December 31, 2011	193,334	$1.89	4.04

Exercisable at December 31, 2011	193,334	$1.89	4.04

Summary of Warrants outstanding and exercisable

Summary of warrants outstanding and exercisable as of December 31, 2012 is as follows:

Exercise Price		Weighted Average Remaining Life (years)	Warrants Outstanding	Warrants Exercisable
$	$ 0.24	0.46	33,334	33,334
	0.30	0.49	33,334	33,334
	2.25	0.72	205,862	205,862
	3.36	0.00	4,882	4,882
	3.75	0.37	166,667	166,667
	4.50	0.37	166,667	166,667
	67.20	0.00	2,529	2,529
	336.00	0.00	2,232	2,232
	483.84	0.02	18,124	18,124
	$0.24 to $483.84	2.43	633,631	633,631

Summary of warrants outstanding and exercisable as of December 31, 2011 is as follows:

Exercise Price	Weighted Average Remaining Life (years)	Warrants Outstanding	Warrants Exercisable
$0.24	1.69	33,334	33,334
2.25	2.35	160,000	160,000
$0.24 to $2.25	4.04	193,334	193,334